Related Party Transactions - Schedule of the Amounts Due from/to Related Parties (Detail) ¥ in Thousands, $ in Thousands	Dec. 31, 2018 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
Amounts due from related parties
Total	$ 34,738	¥ 238,839	¥ 113,311
Amounts due to related parties
Total	$ 5,043	34,673	8,395
YY Inc [Member]
Amounts due from related parties
Total		231,226	111,830
Amounts due to related parties
Total		0	7,495
Tencent Holdings Limited [Member]
Amounts due from related parties
Total		6,142	0
Amounts due to related parties
Total		33,773	0
Other Related Party [Member]
Amounts due from related parties
Total		1,471	1,481
Amounts due to related parties
Total		¥ 900	¥ 900